Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Attributable to hedged risk, range minimum	80.00%
Attributable to hedged risk, range maximum	125.00%
Minimum employment period for recognizing termination benefits	60 days
Percentage of income tax benefit recognized	50.00%
Percentage of fair value of plan assets	10.00%
Fair value adjustment for warrant resulted in an unrealized loss	2,000,000
Distributors Concentration Risk [Member] | Sales Revenue, Net [Member] | Property, Plant and Equipment, Net [Member]
Significant Accounting Policies [Line Items]
Adjusted change to asset value		0
Distributors Concentration Risk [Member] | Distributora [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer	13.00%	11.00%	12.00%
Distributors Concentration Risk [Member] | Distributor B [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer	13.00%
Maximum [Member] | Distributors Concentration Risk [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer	10.00%	10.00%	10.00%
Stock Options [Member]
Significant Accounting Policies [Line Items]
Vesting period	4 years
Restricted Share Units [Member]
Significant Accounting Policies [Line Items]
Vesting period	3 years
PSUs [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Vesting period	1 year
PSUs [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Vesting period	3 years